37. NEW ACCOUNTING PRONOUNCEMENTS NOT ADOPTED	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements Not Adopted
NEW ACCOUNTING PRONOUNCEMENTS NOT ADOPTED
37.	NEW ACCOUNTING PRONOUNCEMENTS NOT ADOPTED

IFRS 15 – Revenue from contracts with customers

On May 2014, IASB issued IFRS 15 that establishes a 5-step model to determine the revenue to be recognized in contracts with customers. In accordance with this standard, revenues are recognized based on an amount that reflects the consideration that an entity expects to be entitled for delivering goods or providing services to a customer. The guidelines of IFRS 15 consider a more structured approach to measure and recognize revenue.

This standard is applicable to all entities and will replace all current requirements related to revenue recognition. The adoption of IFRS 15 is mandatory to periods beginning on January 1, 2018 onwards, early adoption is not permitted in Brazil.

The Company assessed the content of this standard and in this assessment, recognition and measurement of revenue, rebates, discounts and returns, as well as policies, processes and individual relevant agreements, have not been substantially changed by the new standard.

The Company will adopt the new standard using the modified cumulative retrospective transition method.

IFRS 9 – Financial instruments

The Company is required to adopt IFRS 9 in replacement of IAS 39 Financial Instruments: Recognition and measurement from January 01, 2018. The Company has assessed the estimated impact on its consolidated financial statements based on analysis undertaken to date and the actual impacts may change because the new accounting policies are subject to change until the Company presents its first financial statements that include the date of initial application.

The Company has assessed the estimated impact on its consolidated financial statements and expects that the effects are immaterial.

The most relevant changes for the Company related to the adoption of IFRS 9 in comparison with IAS 39 and its impacts on its financial statements are as follows:

Classification of financial assets

IFRS 9 contains a new classification and measurement approach for financial assets which contains three principal classification categories: measured at amortized cost, fair value through other comprehensive income (FVOCI) and fair value through profit and loss (FVTPL). The standard eliminates the IAS 39 categories of held to maturity, loans and receivables and available for sale.

This change modifies the disclosures, which must reflect the new categories. On adoption of the standard there are no expected impacts in measurement of financial instruments registered in the Company the requires adjustments.

Hedge accounting

The Company has chosen to apply the new hedge accounting requirements of IFRS 9. The standard requires that hedge accounting relationships are aligned with the Company’s risk management objectives and strategy, the application of a more qualitative and forward-looking approach to assessing hedge effectiveness and prohibits voluntary discontinuation of hedge accounting.

The company usually designates as a hedge instrument only the changes in fair value of the spot element of a forward exchange contract and only the changes in intrinsic value of the options on cash flow hedge accounting relationships. Under IAS 39, the change in fair value of the forward element of the forward exchange contracts and of the time value of the options are recognized immediately in profit or loss. On adoption of IFRS 9, the Company has elected to separately account for the time value of purchased options, the forward element of forward contracts and foreign currency basis spreads as cost of hedging. Consequently, these changes will be recognized in other comprehensive income and accumulated in a cost of hedging reserve as a separate component within equity and accounted for subsequently as gains and losses accumulated in the cash flow hedge reserve.

Impairment of financial assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with a forward-looking ‘expected credit loss’ model. This will require considerable judgement about how changes in economic factors affect expected credit losses, which will be determined on a probability-weighted basis.

The new impairment model will apply to financial assets measured at amortized cost or FVOCI, except for investments in equity instruments and to contract assets.

For financial investments and cash and equivalents, the Company does not expect any relevant impact on credit losses, due to the elevated ratings of its counterparties.

For trade receivables and notes receivables, the Company has elected the practical expedient of the aging-based provision matrix in paragraph B5.5.35 of IFRS 9, with the appropriate groupings of the receivables.

Disclosures

IFRS 9 requires extensive new disclosures, in particular about hedge accounting, credit risk and expected credit losses. The Company’s is assessing the gaps against current processes and required information and is implementing changes on its controls to comply with the new standard.

Transition

Changes in accounting policies resulting from the adoption of IFRS 9 will be applied retrospectively, except as described below:

·	The Company will take advantage of the exemption allowing it not to restate comparative information for prior periods with respect to classification and measurement (including impairment) changes. Differences in carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 will be recognized in retained earnings and reserves as at January 01, 2018.

·	The new hedge accounting requirements should be applied prospectively.

IFRS 16 - Leases

On January 2016, the IASB issued the final version of IFRS 16 – Leases, which supersedes IAS 17 – Leases, which will be applicable to periods beginning on January 01, 2019. The adoption of this standard introduces a single model for the accounting of leases, for the lessee, for which should be recognized a right of use asset and an obligation to make payments related to the lease. Assets with a term of less than 12 months and of low value, are exempt from this treatment.

The Company is assessing the content and possible impacts of adoption this pronouncement in its consolidated financial statements, but the process is ongoing. The Company understands that the effective impact will depend on economic conditions at the time of adoption, for example (i) rate of indebtedness of the Company (ii) agreements portfolio in force and (iii) possible agreement renewals.